Schedule of unsecured debentures and derivative liability (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	$ 2,432,637	$ 1,706,926
Amortization of OID	205,225	415,840
Accretion	226,418	407,023
Effect of foreign exchange	102,150	(97,151)
Closing balance, as at June 30, 2026	2,966,430	2,432,637
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	2,432,637	1,706,926
Amortization of OID	205,225	415,840
Accretion	226,418	407,023
Effect of foreign exchange	102,150	(97,151)
Closing balance, as at June 30, 2026	2,966,430	2,432,637
Derivative Liability [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025
Amortization of OID
Accretion
Effect of foreign exchange
Closing balance, as at June 30, 2026